UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                               1141 Custis Street
                           Alexandria, Virginia 22308
                           --------------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: Three-month period ended March 31, 2005
                          ---------------------------------------

Item 1. Schedule of Investments.

                         Schedule of Investments in Securities
                                     March 31, 2005
                                      (unaudited)

                                                                                                            Percent of
                                                               Shares                           Value       Net Assets
                                                              --------                   -----------------------------
Basic Materials
        Northern Dynasty                                (a)    37,500      $  168,750                           2.65%
        Peabody Energy                                          7,000      $  324,520                           5.09%
                                                                           ----------                         ------
                                                                                              $  493,270        7.74%

Building
        Toll Brothers Inc.                                         30      $    2,366                           0.04%
        American Standard                                       5,650      $  262,612                           4.12%
        Genlyte Group Inc.                                      1,840      $  165,545                           2.60%
        Shermin Williams                                        6,700      $  294,733                           4.63%
        Watsco Inc.                                             3,380      $  142,298                           2.23%
                                                                           ----------                         ------
                                                                                              $  867,553       13.62%

Chemicals
        BASF AG ADR                                             2,110                         $  148,861        2.34%

Electronics
        Ametek                                                  7,950                         $  319,988        5.02%

Financial
        Empire Financial Hld                            (a)   200,000      $  190,000                           2.98%
        Franklin Resources                                      3,330      $  228,605                           3.59%
        Waterside Capital Co                            (a)     5,300      $   27,295                           0.43%
                                                                           ----------                         ------
                                                                                              $  445,900        7.00%

Healthcare
        Beckman Coulter Inc.                                    4,065                         $  270,119        4.24%

Household Goods
        Jarden Corporation                                      5,350                         $  245,458        3.85%

Machinery & Tools
        Watts Industries/A                                      3,775                         $  123,103        1.93%

Manufacturing
        Rayovac Corp.                                           7,495                         $  311,792        4.89%

Restaurants
        Sonic Corp.                                     (a)     6,800                         $  227,120        3.56%

Retailing
        Chico's Fas Inc.                                (a)    10,660      $  301,252                           4.73%
        JC Penney Co Inc.                                       5,800      $  301,136                           4.73%
                                                                           ----------                         ------
                                                                                              $  602,388        9.46%

Software
        Infosys Technolgies                                     3,920                         $  289,022        4.54%

Transportation
        Burlington Northern                                     6,135                         $  330,861        5.19%
                                                                                              ----------------------

                                                                                              $4,675,433       73.39%
                                                                                              ======================

Notes:
     (a)Presently non-income producing
     (b)Each of the above equity securities is common stock
CASH                                                                                          $1,151,778       18.08%
OTHER ASSETS                                                                                  $  543,830        8.54%
                                                                                              ----------------------
NET ASSETS                                                                                    $6,371,040      100.00%
                                                                                              ======================

Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Bonds are valued at the last quoted bid price obtained from independent pricing services.

               Cost and Unrealized Gain/Loss at March 31, 2005:
--------------------------------------------------------------------------------
Identified cost for federal income tax purposes                     $4,518,973
Gross unrealized appreciation from investments                        $251,091
Gross unrealized depreciation from investments                        ($94,631)
Net unrealized appreciation from investments                          $156,460

Item 2. Controls and Procedures.

         (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By:       /S/ Paul Dietrich
         ----------------------------
         Paul Dietrich, president and principal executive officer

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 27, 2005

/S/ Paul Dietrich
----------------------------
Paul Dietrich, principal executive officer and principal financial officer